Financing Guarantee Liabilities - Summary Of Movement Of Gross Carrying Amount Of Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	¥ 213,891,987	¥ 327,870,550
Ending balance	183,910,499	213,891,987	¥ 327,870,550
Financial guarantee contracts [member] | Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	54,903,487	68,502,938	64,731,369
New guarantee contracts originated	65,141,133	38,342,179	59,085,462
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(52,027,597)	(51,941,630)	(55,313,893)
Ending balance	68,017,023	54,903,487	68,502,938
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	53,889,614	67,011,692	64,416,918
New guarantee contracts originated	65,141,133	38,342,179	59,085,462
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(46,944,282)	(44,798,214)	(50,729,902)
Ending balance	67,368,608	53,889,614	67,011,692
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(4,928,503)	(7,000,050)	(5,887,854)
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	210,646	334,007	127,068
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	1,013,873	1,491,246	314,451
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(5,083,315)	(7,143,416)	(4,583,991)
Ending balance	648,415	1,013,873	1,491,246
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	4,928,503	7,000,050	5,887,854
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(210,646)	(334,007)	(127,068)
Financial guarantee contracts [member] | Accumulated Impairment [Member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	4,185,532	5,763,369	2,697,109
New guarantee contracts originated	1,384,484	676,224	980,980
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(7,108,899)	(9,564,536)	(6,538,168)
Remeasurements	5,756,862	7,310,475	8,623,448
Ending balance	4,217,979	4,185,532	5,763,369
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	3,230,750	4,375,720	2,402,385
New guarantee contracts originated	1,384,484	676,224	980,980
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,364,552)	(2,830,662)	(2,201,596)
Remeasurements	5,264,775	6,501,258	7,593,435
Ending balance	3,623,763	3,230,750	4,375,720
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(4,087,051)	(5,805,478)	(4,514,480)
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	195,357	313,688	114,996
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	954,782	1,387,649	294,724
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(4,744,347)	(6,733,874)	(4,336,572)
Remeasurements	492,087	809,217	1,030,013
Ending balance	594,216	954,782	1,387,649
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	4,087,051	5,805,478	4,514,480
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	¥ (195,357)	¥ (313,688)	¥ (114,996)